UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           399 Park Avenue, 7th Floor
                               New York, NY 10043
            ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                           399 Park Avenue, 7th Floor
                               New York, NY 10043
            ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 816-4999
                                                           --------------
                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004
                                   (Unaudited)


                                                                      COST            FAIR VALUE             % OF MEMBERS'
                                                                                                                CAPITAL
        FIXED INCOME ARBITRAGE
            Concordia I, L.P. - a                             $  6,570,000          $  6,759,612                 3.26%
            PIMCO Global Relative Value Fund, L.L.C. - b         4,250,000             4,247,726                 2.05%

        EVENT DRIVEN
            Brencourt Multi-Strategy, L.P. - b                $  3,960,000          $  4,546,359                 2.19%
            Canyon Value Realization Fund, L.P. - b              5,150,000             5,951,564                 2.87%
            Centaurus Alpha Fund L.P. - a                        5,500,000             6,369,270                 3.07%
            GoldenTree High Yield Partners, L.P. - b             2,460,000             3,434,814                 1.65%
            Lydian Partners II, L.P. - b                         5,910,000             6,036,649                 2.91%
            Polaris Vega Investors L.P. - a                      3,500,000             3,602,270                 1.74%
            MW Post Opportunity Fund, L.P. - b                   2,000,000             2,704,006                 1.29%
            Purchase Associates II, L.P. - b                     3,360,000             3,548,625                 1.71%
            Taconic Capital Partners 1.5, L.P. - b               6,922,252             7,865,976                 3.79%

        EQUITY ARBITRAGE
            Frontpoint Utility & Energy, L.P. - b             $  8,000,000          $  8,775,271                 4.23%
            Pentangle Partners, L.P. - a                        10,468,500            10,664,713                 5.14%

        DISCRETIONARY
            Basswood Opportunity Partners L.P.- b             $ 12,000,000          $ 12,883,258                 6.21%
            Chilton Small Cap Partners, L.P. Class A - c         8,720,000            10,047,685                 4.84%
            Delta Institutional, L.P. - b                       12,100,000            15,765,594                 7.59%
            North River Partners,  L.P. - d                      6,720,000             8,435,446                 4.06%
            North Sound Legacy Institutional,  L.L.C. - b       14,000,000            15,509,691                 7.47%
            Prism Partners I, L.P. - b                          12,000,000            12,996,092                 6.26%
            The Capital Hedge Fund Ltd - a                      12,000,000            12,277,053                 5.91%
            Woodallen Global Fund L.P. - b                      10,000,000             9,599,432                 4.62%

                                                          -----------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                         $155,590,752           172,021,106                82.86%

Short Term Investments
            BlackRock PIF Temp Fund                           $  3,838,425          $  3,838,425                 1.85%
                                                          -----------------------------------------------------------
TOTAL INVESTMENTS                                             $159,429,177          $175,859,531                84.71%

OTHER ASSETS, LESS LIABILITIES                                                      $ 31,725,619                15.29%
                                                                                    ------------               ------

MEMBERS' CAPITAL                                                                    $207,585,150               100.00%
                                                                                    ============               ======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004
                                    UNAUDITED


                                                                   COST            FAIR VALUE        % OF MEMBERS'
                                                                                                        CAPITAL
       FIXED INCOME ARBITRAGE
          Concordia I, L.P. - a                             $ 3,130,000           $ 3,251,377            4.15%
          PIMCO Global Relative Value Fund, L.L.C. - b        3,060,000             3,049,439            3.89%

       EVENT DRIVEN
          Brencourt Multi-Strategy, L.P. - b                $   800,000           $ 1,014,189            1.29%
          Canyon Value Realization Fund, L.P. - b             1,300,000             1,633,911            2.08%
          GoldenTree High Yield Partners, L.P. - b            1,350,000             1,903,877            2.43%
          Lydian Partners II, L.P. - b                        1,300,000             1,434,211            1.83%
          MW Post Opportunity Fund L.P. - b                   1,280,000             1,737,184            2.22%
          Purchase Associates II, L.P. - b                      800,000               881,645            1.12%
          Taconic Capital Partners 1.5, L.P. - b              2,878,848             3,270,090            4.17%

       EQUITY ARBITRAGE
          Frontpoint Utility & Energy, L.P. - b             $ 5,050,000           $ 5,632,744            7.19%
          Pentangle Partners, L.P. - a                        5,817,000             6,121,414            7.81%

       DISCRETIONARY
          Basswood Opportunity Partners L.P.- b             $ 3,500,000           $ 3,745,113            4.78%
          Chilton Small Cap Partners, L.P. Class A - c        3,620,000             4,444,915            5.67%
          Delta Institutional, L.P. - b                       2,290,000             3,592,026            4.58%
          North River Partners,  L.P. - d                     2,370,000             3,158,151            4.03%
          North Sound Legacy Insitutional Fund, L.L.C. - b    4,500,000             5,140,389            6.56%
          Prism Partners I, L.P. - b                          5,500,000             6,049,631            7.72%
          The Capital Hedge Fund Ltd - a                      5,500,000             5,633,819            7.19%
          Woodallen Global Fund L.P. - b                      2,500,000             2,385,725            3.04%

                                                            --------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                       $56,545,848           $64,079,850           81.76%

SHORT TERM INVESTMENTS
          BlackRock PIF Temp Fund                           $   540,575           $   540,575            0.69%
                                                            --------------------------------------------------
TOTAL INVESTMENTS                                           $57,086,423           $64,620,425           82.45%

OTHER ASSETS, LESS LIABILITIES                                                    $13,751,968           17.55%
                                                                                  ----------------------------

MEMBERS' CAPITAL                                                                  $78,372,393           100.00%
                                                                                  ===========           ======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Citigroup Alternative Investments Multi-Adviser Hedge Fund
               -----------------------------------------------------------------
Portfolios LLC
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By (Signature and Title)*  /s/ Janet Holmes
                         -------------------------------------------------------
                           Janet Holmes, Chief Operating Officer
                           (principal executive officer)

Date              February 14, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Janet Holmes
                         -------------------------------------------------------
                           Janet Holmes, Chief Operating Officer
                           (principal executive officer)

Date              February 14, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Patrizia Sanelli
                         -------------------------------------------------------
                           Patrizia Sanelli, Director - Funds of Hedge Funds (principal financial officer)

Date              January 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.